CASH AND CASH EQUIVALENTS (Details) - COP ($) $ in Millions	1 Months Ended
	Jan. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and balances at central bank
Cash		$ 9,439,363	$ 8,830,305
Due from central banks		7,504,135	11,248,230
Due from other private financial entities		7,778,937	7,607,921
Checks on hold		132,929	214,004
Remittances of domestic negotiated checks in transit		26,172	74,524
Total cash and due from banks		24,881,536	27,974,984
Money market transactions
Interbank borrowings		2,239,615	3,983,699
Reverse repurchase agreements and other similar secured loans		5,722,948	7,840,926
Total money market transactions		7,962,563	11,824,625
Total cash and cash equivalents		32,844,099	39,799,609	$ 31,645,291	$ 25,329,846
Adjustments for increase (decrease) in deposits	$ 3,500,000
Margin deposits
Money market transactions
Restricted cash		$ 530,924	$ 1,082,611
Grupo Agromercantil Holding S.A. | Legal banking reserve
Money market transactions
Mandatory reserve percentage in central bank		14.60%
All Panamanian banks | Liquidity reserve | Minimum
Money market transactions
Mandatory reserve percentage in central bank		30.00%
Banco Agricola S.A. | Liquidity Reserve, Temporary Rule NPTB-09 | Minimum
Money market transactions
Reserves to be maintained, percentage of deposits and debt securities in issue		1.00%
Banco Agricola S.A. | Liquidity Reserve, Temporary Rule NPTB-09 | Maximum
Money market transactions
Reserves to be maintained, percentage of deposits and debt securities in issue		16.00%
Banco Agricola S.A. | Liquidity Reserve, Technical Norm (NRP-28) | Minimum
Money market transactions
Reserves to be maintained, percentage of deposits and debt securities in issue		1.00%
Banco Agricola S.A. | Liquidity Reserve, Technical Norm (NRP-28) | Maximum
Money market transactions
Reserves to be maintained, percentage of deposits and debt securities in issue		18.00%
Bancolombia S.A.
Money market transactions
Reserves to be maintained, percentage of deposits mentioned in Article 1, paragraph (a)		7.00%	8.00%
Reserve to be maintained, percentage of customer deposits		2.50%	3.50%